SHARE BASED COMPENSATION, RSAs/RSUs granted to Eligible Persons (Details) - RSAs and RSUs [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of RSAs/RSUs [Abstract]
Unvested, Beginning of Period (in shares)	9,341,928	8,081,437	4,754,972
Granted (in shares)	3,551,491	5,034,735	6,249,313
Vested (in shares)	(4,127,006)	(3,332,063)	(2,131,415)
Forfeited (in shares)	(637,193)	(442,181)	(791,433)
Unvested, End of period (in shares)	8,129,220	9,341,928	8,081,437	4,754,972
Weighted average grant date fair value [Abstract]
Unvested, Beginning of Period (in dollars per share)	$ 46.36	$ 18.02	$ 12.34
Granted (in dollars per share)	258.97	72.37	20.50
Vested (in dollars per share)	40.59	19.25	13.67
Forfeited (in dollars per share)	102.92	28.74	15.22
Unvested, End of period (in dollars per share)	$ 137.76	$ 46.36	$ 18.02	$ 12.34
Additional Disclosures [Abstract]
Weighted average remaining contractual life, Unvested	8 years 5 months 19 days	8 years 7 months 20 days	8 years 11 months 4 days	9 years 2 months 1 day
Aggregate intrinsic value, Unvested	$ 1,818,588	$ 1,859,511	$ 325,035	$ 53,826
Fair value of share options vested	167,507	$ 64,153	$ 29,133
Unrecognized share-based compensation cost	$ 1,119,856
Unrecognized share-based compensation, weighted-average vesting period	3 years 2 months 15 days